Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Balance sheet accounts	$ 1	¥ 7.2993		¥ 7.0999
Average translation amount	$ 1	¥ 7.1957		¥ 7.0809
Security deposit, percentage	1.00%
Estimated useful lives, term	10 years
Revenue	$ 107,507		$ 146,554		$ 161,372
Reported operating segments	1	1
Tax benefit percentage	50.00%	50.00%
Value added tax rate	6.00%	6.00%
Tax profit	10.00%	10.00%
Surplus fund	50.00%	50.00%
Impairment losses of long-term investment
Lend						$ 933,706
Allowances for credit losses	$ 430,348		194,252		59,444
Reconciling items equal to greater than percentage	5.00%	5.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Charges service fee equal percentage	0.30%	0.30%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Charges service fee equal percentage	0.50%	0.50%
VIE subsidiaries [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 107,507		146,554		$ 161,372
Prepaid Expenses and Other Current Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Lend	933,706
Allowances for credit losses	$ 125,675